Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	BRAZILIAN DISTRIBUTION CO COMPANHIA BRASILEIRA DE DISTR CBD
Entity Central Index Key	0001038572
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	99,679,851
Entity Preferred Stock, Shares Outstanding	166,899,579
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017